Capital adequacy - Internally assessed economic capital, Liquidity coverage and Net stable funding (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
Capital requirements	kr 20,091	kr 19,925
Total liquid assets	53,900	56,100
Net liquidity outflows	8,500	10,100
Liquidity outflows	21,100	21,200
Liquidity inflows	kr 14,200	kr 12,200
Liquidity Coverage Ratio	836.00%	695.00%
Available stable funding	kr 232,800	kr 245,900
Requiring stable funding	kr 190,100	kr 176,400
Net Stable Funding Ratio	122.00%	139.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 10,000	kr 9,354
Internal credit grades | Credit risk
Disclosure of credit risk exposure
Capital requirements	6,766	6,038
Internal credit grades | Operational risk
Disclosure of credit risk exposure
Capital requirements	225	225
Internal credit grades | Market risk
Disclosure of credit risk exposure
Capital requirements	1,155	1,247
Internal credit grades | Other
Disclosure of credit risk exposure
Capital requirements	244	234
Internal credit grades | Capital planning buffer
Disclosure of credit risk exposure
Capital requirements	kr 1,610	kr 1,610